Loans Due to Third Parties (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Loans Due to Third Parties [Abstract]
Promissory notes	$ 1,625,000
Aggregate principal amount	1,625,000
Outstanding aggregate principal	$ 1,625,000